CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	$ 7,930	$ 5,554
Within 1 Year
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	7,930
Debt obligations (note 16)	470
Maturities of financial liabilities total	8,400
1 to 5 Years
DisclosureOfMaturityAnalysisForFinancialLiabilitiesLiquidityRiskLineItems [Line Items]
Accounts payable and accrued liabilities	0
Debt obligations (note 16)	606
Maturities of financial liabilities total	$ 606